FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Cash and cash equivalents held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$115,003,880	$115,002,152

Liabilities:
Warrant Liability – Public Warrants	1	$12,534,999	$4,370,000
Warrant Liability – Private Placement Warrants	3	$510,300	$115,250

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		December 31,
	Level	2020
Assets:
Cash and cash equivalents held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$115,002,152

Liabilities:
Warrant Liability - Public Warrants	1	$4,370,000
Warrant Liability - Private Placement Warrants	3	$155,250

Schedule of changes in fair value of warrant liabilities

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as January 1, 2021	$155,250	$4,370,000	$4,525,250
Change in valuation inputs or other assumptions	355,050	8,164,999	8,520,049
Fair value as of March 31, 2021	$510,300	$12,534,999	$13,045,299

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of June 10, 2020 (inception)	$—	$—	$—
Initial measurement on September 9, 2020	48,600	1,380,000	1,428,600
Change in valuation inputs or other assumptions	106,650	2,990,000	3,096,650
Fair value as of December 31, 2020	$155,250	$4,370,000	$4,525,250

Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

The key inputs into the binomial lattice simulation model for the Private Placement Warrants were as follows at March 31, 2021 and December 31, 2020:

	March	December
Input	31, 2021	31, 2020
Risk-free interest rate	0.94%	0.41%
Trading days per year	252	252
Expected volatility	34.0%	18.6%
Exercise price	$11.50	$11.50
Stock Price	$11.92	$10.15

The key inputs into the binomial lattice simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement, September 30, 2020 and December 31, 2020 (Private Warrants only):

	September 9,
	2020 (Initial	September 30,	December 31,
Input	Measurement)	2020	2020
Risk-free interest rate	0.34%	0.34%	0.34%
Trading days per year	252	252	252
Expected volatility	27.0%	27.0%	27.0%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.00	$10.00	$10.00